INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8.INTANGIBLE ASSETS

	2015	2016
	RMB	RMB
Computer software	30,553	30,521
Acquired technology	—	24,272
Trade names	35,600	35,600
Customer relationships	12,270	12,270
Acquired training licenses	6,623	3,101
Less: Accumulated amortization	(28,941)	(32,144)

Net book value	56,105	73,620

Acquired technology consists of software and technology assets of a mobile application for business card digitalization and contact management that enhances the Company’s online services to its users. The purchase price was RMB25,000, including related taxes, in the year ended December 31, 2016.

Amortization expense was RMB2,567, RMB6,167 and RMB9,022 for the years ended December 31, 2014, 2015 and 2016, respectively.

The Company will record estimated amortization expenses of RMB10,010, RMB9,658, RMB8,380, RMB5,779 and RMB4,706 for the years ending December 31, 2017, 2018, 2019, 2020 and 2021, respectively.